Revenues (Details Textuals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Percentage of entity's revenue	39.00%	40.00%	48.00%
Number of Major clients		six	seven
Brazil
Disclosure of geographical areas [line items]
Percentage of non current assets located in Home country	100.00%	100.00%